Schedule of stock options activities (Details) ¥ in Thousands		6 Months Ended					12 Months Ended
		Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 CNY (¥) shares		Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]		56,689		40,048			40,048
Weighted Average exercise price, Outstanding, Beginning balance | $ / shares	[1]	$ 4.7530		$ 6.2475			$ 6.2475
Weighted average remaining contractual life, Outstanding, Ending balance			8 years 4 months 17 days		9 years 3 days			8 years 9 months 21 days	9 years 3 months 25 days
Aggregated intrinsic value, Outstanding, Beginning balance | ¥			¥ 10,332		¥ 7,990			¥ 7,990
Number of Options Outstanding, Total, Granted	[1]		2,829		9,229
Weighted Average exercise price, Granted | $ / shares	[1]	3.5000		3.5000
Aggregated intrinsic value, Granted | ¥
Number of Options Outstanding, Total, Exercised					(1,452)	[1]
Number of Options Outstanding, Consultant, Exercised					1,452	[1]
Weighted Average exercise price, Exercised | $ / shares	[1]
Aggregated intrinsic value, Exercised | ¥
Number of Options Outstanding, Total, Forfeited	[1]		(601)		(266)
Weighted Average exercise price, Forfeited | $ / shares	[1]	3.5000		3.5000
Aggregated intrinsic value, Forfeited | ¥
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		58,917		47,559			56,689	40,048
Weighted Average exercise price, Outstanding, Ending balance | $ / shares	[1]	4.7040		5.8065			$ 4.7530
Aggregated intrinsic value, Outstanding, Ending balance | ¥			¥ 6,364		¥ 8,052			¥ 10,332	¥ 7,990
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		50,250		27,752
Weighted Average exercise price, Exercisable, Ending balance | $ / shares	[1]	$ 4.9140		$ 7.4550
Weighted average remaining contractual life, Exercisable, Ending balance			8 years 5 months 12 days		8 years 11 months 1 day
Aggregated intrinsic value, Exercisable, Ending balance | ¥			¥ 5,461		¥ 4,672
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]		44,383		40,048			40,048
Number of Options Outstanding, Total, Granted	[1]		2,829		9,229
Number of Options Outstanding, Total, Exercised	[1]				(1,452)
Number of Options Outstanding, Consultant, Exercised	[1]				1,452
Number of Options Outstanding, Total, Forfeited	[1]		(601)		(266)
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		46,611		47,559			44,383	40,048
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		37,944		27,752
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]		12,306
Number of Options Outstanding, Total, Granted	[1]
Number of Options Outstanding, Total, Exercised	[1]
Number of Options Outstanding, Consultant, Exercised	[1]
Number of Options Outstanding, Total, Forfeited	[1]
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		12,306					12,306
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		12,306

[1]	The shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).